Financing for major subsidiaries	12 Months Ended
Dec. 31, 2024
Financing for major subsidiaries
20.	Financing for major subsidiaries
JD Logistics
On
March 25, 2022, JD Logistics entered into a placing agreement to issue its ordinary shares to a group of third-party investors for net proceeds of approximately HK$3,102 million in a placement (the “JDL Placement”). Concurrently, the Company, through its wholly owned
subsidiary, had entered into a subscription agreement with JD Logistics to subscribe for ordinary shares of JD Logistics, at the same per share price for the JDL Placement, for net proceeds of approximately US$692 million in cash (the “JD Subscription”). Upon completion of the JDL Placement and the JD Subscription in 2022, the Company maintained its shareholding in JD Logistics at approximately 63.56%, and continued to consolidate JD Logistics’s financial results into its consolidated
financial statements. The Company recorded the net proceeds of financing in non-controlling
interests of RMB2,221 million and additional
paid-in
capital of RMB295 million.
JD Industrials
In March 2023, JD Industrials entered into definitive agreements for non-redeemable
series B preference share financing (“JD Industrials Series B Preference Shares”) with a group of third-party investors. The total amount of financing arising from JD Industrials Series B Preference Shares was approximately US$210 million. Among the net
proceeds received, RMB431 million was recorded as
non-controlling
interests and RMB1,031 million was recorded as additional
paid-in
capital.
The Group determined that JD Industrials Series B Preference Shares should be classified as non-controlling
interests upon its issuance since they were not redeemable by the holders.
JD Property
In March and June 2022, JD Property entered into definitive agreements for its non-redeemable
series B preferred share financing (“JD Property Series B Preference Shares”) with investors led by Hillhouse Investment, Warburg Pincus, and one leading global institutional investor, among others. The total amount of financing raised was approximately US$803 million. Among the net
proceeds received, RMB3.9 billion was recorded as
non-controlling
interests and RMB1.4 billion was recorded as additional
paid-in
capital.
The Group determined that JD Property Series B Preference Shares should be classified as non-controlling
interests upon its issuance since they were not redeemable by the holders.